Disposal group held for sale (Tables)	12 Months Ended
Jun. 30, 2022
Disposal groups held for sale
Schedule of disposal groups held for sale

		2022	2021
for the year ended 30 June		Rm	Rm
Assets in disposal groups held for sale	Segment
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)[1]	Gas	—	6 085
Central Térmica de Ressano Garcia S.A. (CTRG)[2]	Gas	—	3 034
Canadian Montney assets³	Gas	—	1 181
Other	Mining, Fuels and Chemicals Africa	290	331
		290	10 631
Liabilities in disposal groups held for sale	Segment
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)[1]	Gas	—	(1 771)
Central Térmica de Ressano Garcia S.A. (CTRG)[2]	Gas	—	(1 109)
Canadian Montney assets³	Gas	—	(824)
Other	Mining, Fuels and Chemicals Africa	(2)	(2)
		(2)	(3 706)
1	Divestment of 30% of our equity interest in the ROMPCO pipeline. The transaction closed on 29 June 2022. Sasol retained a 20% equity interest in the pipeline. Refer note 10.
2	Our full shareholding in Central Térmica de Ressano Garcia S.A. (CTRG) was disposed of to Azura Power Limited. The transaction closed on 28 April 2022. Refer note 10.
3	The divestment of all our interests in Canada. The transaction successfully closed on 29 July 2021. Refer note 10.